Benefits offered to employees (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of short-term benefits

		2024	2023

Health care	AM	301	272
Pension plan		114	118
Transport		92	91
Meals	AL	66	70
Life insurance		12	12
Training		19	22
Other		21	26
		625	611

Schedule of long term incentive plan

Flat	Grant Date	End of Grace Period	Settlement Method	Qty. on 12/31/2022	Granted quantities	(-) Canceled	(-) Exercised		Qty. on 12/31/2023	(+) Granted	(-) Canceled	(-) Exercised	Qty on 12/31/2024	Fair value of the share R$*

2021 Plan	05/10/21	05/10/24	Shares	548,290	-	(31,751)	-		516,539	-	(9,173)	(507,366)	-
2021 Plan	05/10/21	05/10/24	Cash	144,779	-	(3,879)	-		140,900	-	(948)	(139,952)	-

2022 Plan	05/17/22	05/17/25	Shares	537,870	-	(32,462)	-	-	505,408	-	(9,488)	(116,140)	379,780	44.15
2022 Plan	05/17/22	05/17/25	Cash	132,902	-	(1,115)	-	-	131,787	-	(9,774)	(1,501)	120,512	23.53

2023 Plan	09/06/23	09/06/26	Shares	-	931,050	-	-	-	931,050	-	(23,076)	(337,838)	570,136	23.02
2023 Plan	09/06/23	09/06/26	Cash	-	213,400	(5,080)	(114)	-	208,206	-	(22,332)	(4,052)	181,822	23.53

2024 Plan	06/05/24	06/06/27	Shares	-	-	-	-	-	-	1,500,574	-	(546,055)	954,519	18.19
2024 Plan	06/05/24	06/06/27	Cash	-	-	-	-	-	-	350,753	(13,621)	(1,629)	335,503	23.53
(*)	Values in monetary units.

Schedule of amounts in statement of financial position

	2024	2023
Defined benefit
Novamont Braskem America	70	57
Pension plan Braskem Idesa	33	30
Pension plan Braskem Europe and Netherlands	190	165
	293	252

Health care (i)	325	368
Bradesco	325	368
Total obligations	618	620

Fair value of plan assets	(67)	(53)

Net balance (non-current liabilities)	551	567

(i)	According to Brazilian laws, the type of health plan offered by Braskem, named contributory plan, ensures to the participant who retires or is dismissed without cause the right to remain in the plan with the same assistance coverage conditions they had during the employment term, provided they assume the full payment of the plan (Company’s part + participant’s part).

Schedule of changes in obligation and fair value

			2024			2023
	Health	Benefit		Health	Benefit
	care	plans	Total	care	plans	Total

Balance at beginning of year	368	252	620	322	229	551
Current service cost	5	9	14	5	8	13
Interest cost	31	14	45	29	13	42
Benefits paid	(17)	(7)	(24)	(15)	(6)	(21)
Actuarial losses (gain)	(62)	4	(58)	27	-	27
Exchange variation	-	21	21	-	8	8
Balance at the end of the year	325	293	618	368	252	620

Schedule of actuarial assumptions

						(%)
			2024			2023
	Health	Pension plan	Pension plan	Health	Pension plan	Pension plan
	care	Europe	Netherlands	care	Europe	Netherlands

Discount rate	7.46	3.10	3.10	5.35	3.60	4.15
Inflation rate	3.00	2.00	2.00	3.00	2.00	2.00
Rate of increase in future salary levels	n/a	3.25	3.25	n/a	3.25	3.25
Rate of increase in future pension plan	n/a	2.25	2.25	n/a	2.25	2.25
Aging factor	2.50	n/a	n/a	2.50	n/a	n/a
Medical inflation	3.25	n/a	n/a	3.25	n/a	n/a
Duration (in years)	12.12	n/a	n/a	12.10	n/a	n/a

Schedule of sensitivity analysis

							Impact on the defined benefit obligation
		Assumptions change			Assumptions increase			Assumptions reduction
	Health	Pension plan	Pension plan	Health	Pension plan	Pension plan	Health	Pension plan	Pension plan
	care	Europe	Netherlands	care	Europe	Netherlands	care	Europe	Netherlands
Discount rate	1.0%	0.25%	0.25%	28	(7)	-	33	7	4
Rate of increase in future pension plan	1.0%	0.25%	0.25%	(8)	5	-	(8)	(5)	-
Life expectancy	1.0%	1 year	1 year	41	5	-	(34)	(5)	-